Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue		$ 363,944	$ 300,929
Mine operating costs
Cost of sales		232,146	219,162
Depletion, depreciation, and amortization		65,584	93,667
		297,730	312,829
Mine operating earnings (loss)		66,214	(11,900)
General and administrative expenses		26,800	21,428
Share-based payments		8,325	7,375
Mine holding costs		7,579	2,109
Impairment of non-current assets		58,739	199,688
Acquisition costs			4,893
Foreign exchange (gain) loss		(3,243)	1,874
Operating loss		(31,986)	(249,267)
Investment and other income (loss)		8,109	(744)
Finance costs		(15,147)	(13,036)
Loss before income taxes		(39,024)	(263,047)
Income taxes
Current income tax expense		16,423	2,148
Deferred income tax recovery		(14,973)	(61,031)
Total tax expense (income)		1,450	(58,883)
Net loss for the year		$ (40,474)	$ (204,164)
Loss per common share
Basic (in dollars per share)		$ (0.20)	$ (1.11)
Diluted (in dollars per share)		$ (0.20)	$ (1.11)
Weighted average shares outstanding
Basic (in shares)		201,615,489	183,650,405
Diluted (in shares)	[1]	201,615,489	183,650,405

[1]	For the year ended December 31, 2019, diluted weighted average number of shares excluded 7,583,439 (2018 - 6,644,542) options, 128,944 restricted share units (2018 - nil) and 16,327,598 (2018 - 16,327,598) common shares issuable under the convertible debentures (Note 20(a)) that were anti-dilutive.